Leases - Lease Income Under Cottonwood Sale Leaseback (FY) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Fixed payments	$ 36,667
Variable payments	20,415
Amortization of deferred lease liability	8,438
Total lease income	$ 65,520